Tax Payable (Tables)	6 Months Ended
Jun. 30, 2025
Tax Payable [Abstract]
Schedule of Taxes Payable

The Group’s taxes payable consists of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Income tax payable	231,807	185,004	25,844
VAT and other taxes payable	11,466,502	11,321,856	1,581,574
Total taxes payable	11,698,309	11,506,860	1,607,418